Fair Value Measurements	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
There are no financial instruments measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020.
Management believes that the carrying amounts of the Company’s financial instruments, including accounts payable and accrued expenses approximate fair value due to the short-term nature of those instruments.
The Company elected the fair value option to account for its convertible notes issued during 2019 (See Note 8). The fair value of the convertible notes was determined based on significant inputs not observable in the market, which represents a level 3 measurement within the fair value hierarchy.
The Company recorded a loss of $0.7 million and $1.7 million for changes in the fair value of the convertible notes in the condensed consolidated statements of operations and comprehensive loss for the three months and six months ended June 30, 2020.
The following table provides a roll forward of the aggregate fair value of the Company’s convertible notes, for which fair value was determined using level 3 inputs (in thousands):

Convertible notes
Balance as of December 31, 2019	$21,089
Change in fair value	1,740
Settlement of convertible notes	(21,614)
Exchange difference	(1,215)
Balance as of June 30, 2020	$—